UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00582

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Paramount Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

ITEM 1. Schedule of Investments.

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
PACKAGED FOOD — 8.8%
Alicorp SAA (Peru)	988,168	$3,324,987
Danone SA (France)	43,890	3,222,385
Frutarom Industries Ltd. (Israel)	45,738	4,482,218
Nestle SA (Switzerland)	56,390	4,378,866
		$15,408,456
BEVERAGES — 7.7%
Ambev SA (Brazil)	917,926	$4,258,353
Britvic plc (Britain)	416,674	4,283,765
Fomento Economico Mexicano SAB de CV (Mexico)	549,943	4,833,124
		$13,375,242
INTERNET BASED SERVICES — 6.9%
Booking Holdings, Inc.(a)	2,300	$4,662,307
Just Eat plc (Britain)(a)	369,001	3,793,646
Scout24 AG (Germany)(b)	65,636	3,482,964
		$11,938,917
INFRASTRUCTURE SOFTWARE — 5.3%
Microsoft Corporation	56,000	$5,522,160
Oracle Corporation	85,770	3,779,026
		$9,301,186
PROFESSIONAL SERVICES — 5.1%
Pagegroup plc (Britain)	591,073	$4,395,688
Randstad Holding NV (Netherlands)	77,520	4,564,415
		$8,960,103
OTHER SPEC RETAIL - DISCRETIONARY — 4.9%
GrandVision NV (Netherlands)(b)	195,119	$4,386,304
Luxottica Group SpA (Italy)	64,570	4,166,872
		$8,553,176
OTHER COMMERCIAL SERVICES — 4.1%
ALS, Ltd. (Australia)	539,210	$3,008,779
Edenred (France)	128,610	4,064,162
		$7,072,941
INTERNET MEDIA — 3.5%
Alphabet, Inc. (Class C)(a)	4,373	$4,878,737
Baidu, Inc. (ADR) (China)(a)	5,062	1,230,066
		$6,108,803
ENTERTAINMENT CONTENT — 3.2%
Twenty-First Century Fox, Inc. (Class B)	113,710	$5,602,492

AIRLINES — 3.0%
Ryanair Holdings plc (Ireland)(a)	280,105	$5,169,920

HEALTH CARE SERVICES — 2.8%
Laboratory Corp. of America Holdings(a)	13,230	$2,375,182
MEDNAX, Inc.(a)	56,570	2,448,349
		$4,823,531

	Shares	Fair Value
INFORMATION TECHNOLOGY SERVICES — 2.8%
Capgemini SE (France)	35,770	$4,812,158

SPECIALTY CHEMICALS — 2.7%
IMCD Group NV (Netherlands)	68,939	$4,629,150

BANKS — 2.6%
AIB Group plc (Ireland)	831,900	$4,517,442

FOOD SERVICES — 2.6%
Sodexo SA (France)	45,110	$4,510,415

BUILDING MAINTENANCE SERVICES — 2.6%
ISS A/S (Denmark)	131,016	$4,503,454

NON WOOD BUILDING MATERIALS — 2.6%
Cie de Saint-Gobain (France)	100,600	$4,495,986

FLOW CONTROL EQUIPMENT — 2.6%
Sulzer AG (Switzerland)	36,534	$4,449,157

APPLICATION SOFTWARE — 2.2%
SAP SE (Germany)	33,060	$3,820,209

HOUSEHOLD PRODUCTS — 2.0%
Henkel AG & Co. KGaA (Germany)	31,560	$3,510,512

AUTOMOTIVE RETAILERS — 2.0%
O’Reilly Automotive, Inc.(a)	12,520	$3,425,096

MASS MERCHANTS — 1.9%
Dollar General Corporation	34,280	$3,380,008

MEDICAL EQUIPMENT — 1.9%
Koninklijke Philips NV (Netherlands)	78,320	$3,331,507

FOOD & DRUG STORES — 1.8%
Empire Co. Ltd. (Class A) (Canada)	160,450	$3,220,839

BASIC & DIVERSIFIED CHEMICALS — 1.7%
Air Liquide SA (France)	23,770	$2,989,602

SECURITY SERVICES — 1.6%
Prosegur Cia de Seguridad SA (Spain)	440,687	$2,879,379

LARGE PHARMA — 1.5%
Sanofi (France)	33,550	$2,689,686

	Shares or Principal Amount	Fair Value
AIRCRAFT & PARTS — 1.5%
Meggitt plc (Britain)	408,380	$2,658,688

OIL & GAS SERVICES & EQUIPMENT — 1.5%
ShawCor, Ltd. (Canada)	133,350	$2,588,592

ADVERTISING & MARKETING — 1.5%
Publicis Groupe SA (France)	37,100	$2,553,598

CONTAINERS & PACKAGING — 1.5%
Brambles, Ltd. (Australia)	388,560	$2,553,478

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	45,730	$1,967,762

TOTAL COMMON STOCKS — 97.5% (Cost $153,229,244)		$169,801,485

TOTAL INVESTMENT SECURITIES — 97.5% (Cost $153,229,244)		$169,801,485

SHORT-TERM INVESTMENTS — 0.5%
State Street Bank Repurchase Agreement — 0.35% 7/2/2018
(Dated 06/29/2018, repurchase price of $888,026, collateralized by $885,000 principal amount U.S. Treasury Notes - 0.125% 2024, fair value $907,862)	$888,000	$888,000
TOTAL SHORT-TERM INVESTMENTS (Cost $888,000)		$888,000

TOTAL INVESTMENTS — 98.0% (Cost $154,117,244)		$170,689,485
Other Assets and Liabilities, net — 2.0%		3,419,335
NET ASSETS — 100.0% — NOTE 2		$174,108,820

(a)Non-income producing security.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Packaged Food	$15,408,456	$—	$—	$15,408,456
Beverages	13,375,242	—	—	13,375,242
Internet Based Services	11,938,917	—	—	11,938,917
Infrastructure Software	9,301,186	—	—	9,301,186
Professional Services	8,960,103	—	—	8,960,103
Other Spec Retail - Discretionary	8,553,176	—	—	8,553,176
Other Commercial Services	7,072,941	—	—	7,072,941
Internet Media	6,108,803	—	—	6,108,803
Entertainment Content	5,602,492	—	—	5,602,492
Airlines	5,169,920	—	—	5,169,920
Health Care Services	4,823,531	—	—	4,823,531
Information Technology Services	4,812,158	—	—	4,812,158
Specialty Chemicals	4,629,150	—	—	4,629,150
Banks	4,517,442	—	—	4,517,442
Food Services	4,510,415	—	—	4,510,415
Building Maintenance Services	4,503,454	—	—	4,503,454
Non Wood Building Materials	4,495,986	—	—	4,495,986
Flow Control Equipment	4,449,157	—	—	4,449,157
Application Software	3,820,209	—	—	3,820,209
Household Products	3,510,512	—	—	3,510,512
Automotive Retailers	3,425,096	—	—	3,425,096
Mass Merchants	3,380,008	—	—	3,380,008
Medical Equipment	3,331,507	—	—	3,331,507
Food & Drug Stores	3,220,839	—	—	3,220,839
Basic & Diversified Chemicals	2,989,602	—	—	2,989,602
Security Services	2,879,379	—	—	2,879,379
Large Pharma	2,689,686	—	—	2,689,686
Aircraft & Parts	2,658,688	—	—	2,658,688
Oil & Gas Services & Equipment	2,588,592	—	—	2,588,592
Advertising & Marketing	2,553,598	—	—	2,553,598
Containers & Packaging	2,553,478	—	—	2,553,478
Communications Equipment	1,967,762	—	—	1,967,762
Short-Term Investment	—	888,000	—	888,000
	$169,801,485	$888,000	$—	$170,689,485

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers from Level 1 to Level 2 during the period ended June 30, 2018.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2018 (excluding short-term investments), was $150,689,642 for federal income tax purposes.

Net unrealized appreciation consists of:

Gross unrealized appreciation:	$23,697,863
Gross unrealized depreciation:	(4,586,020)
Net unrealized appreciation:	$19,111,843

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2018

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: August 29, 2018